UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to March 31, 2016

Date of Report (Date of earliest event reported)  May 12, 2016
Exact name of securitizer as specified in its charter:  Credit Suisse Commercial Mortgage Securities Corp.

Commission File Number of securitizer: 025-02508

Central Index Key Number of securitizer: 0001654060

Charles Lee, President and CEO, (212) 538-1807
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

☐       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________
________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(1)
No Activity to Report.

(1)    The scope of this Form ABS-15G is limited to transactions in which Credit Suisse Commercial Mortgage Securities Corp. is the depositor, and the sponsor is either (i) not an affiliate of Credit Suisse Commercial Mortgage Securities Corp. or (ii) an affiliate of Credit Suisse Commercial Mortgage Securities Corp. that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE COMMERCIAL MORTGAGE SECURITIES CORP. (Securitizer)

Date: May 12, 2016	By:	/s/ Charles Lee
Name: Charles Lee
Title: President and CEO